Jul. 09, 2024
Invesco MSCI EAFE Income Advantage ETF
Investment Objective
The Invesco MSCI EAFE Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%

Other Expenses[2]	None

Total Annual Fund Operating Expenses	0.39

[1] Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through December 31, 2024.
[2] “Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$40	$125

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by: (1) investing in a portfolio of equity securities, including depositary receipts, designed to track the performance, before fees and expenses, of the MSCI EAFE Index (the “Index”) or U.S.-listed exchange-traded funds (ETFs) that seek to track the performance of the Index, or both, and (2) utilizing an options-based income strategy implemented through equity-linked notes (ELNs) with exposure to either the Index or ETFs tracking the Index. The Fund may also hold a substantial portion of its assets in cash or cash equivalents, including treasury bills and money market funds in an effort to maintain high liquidity and to provide additional downside protection by limiting the Fund's exposure to equity market risk. The Fund is designed to generate income while providing some downside protection in the event of broad equity market downturns and also providing some equity market upside participation exposure to the Index.
The portfolio managers seek to construct the Fund's equity portfolio utilizing a “passive” investment strategy that seeks to track the performance of the Index as closely as possible. To do so, the Fund employs a “full replication” methodology; “full replication” means that the Fund generally invests the portion of its portfolio allocated to its equity portfolio in all of the component securities of the Index in proportion to their weightings in the Index. The Fund will also invest in ETFs that seek to track the performance of the Index.
MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains and calculates the Index, which is a free-float adjusted, market capitalization-weighted index designed to represent the performance of large- and mid-cap securities across 21 developed markets in Europe, Australasia and the Far East, excluding the U.S. and Canada. As of the date of this Prospectus, the countries included in the Index were: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
As of May 31, 2024, the Index was comprised of 766 constituents with market capitalizations ranging from $1.6 billion to $440.4 billion.
The portfolio managers seek to construct the options-based income component of the Fund’s portfolio by investing in high-income, short-term ELNs with a focus on downside protection. The ELNs in which the Fund seeks to invest are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will be based on the Index or on ETFs that replicate the Index, and such options will generally have covered call and/or cash secured put strategies embedded within them. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to the Fund based on the premiums received from selling the options.
Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying benchmark or ETF to the exercise price of the call option (plus the premium received). The maximum potential gain on the call option embedded within the ELN will be equal to the difference between the exercise price of the option and the purchase price of the underlying benchmark or ETF at the time the option is written, plus the premium received. Accordingly, because these premiums can partially offset losses incurred by the Fund's equity portfolio, the Fund's investments in ELNs may reduce the Fund's volatility relative to the Index, while providing limited downside protection against declines in the value of the Fund's equity portfolio.
The portion of the portfolio maintained in cash and cash equivalents is aimed at providing additional downside protection by limiting the Fund’s exposure to broad equity market risk.
From time to time, the portfolio managers may adjust the portion of the Fund's assets allocated among the equity portfolio, options-based income component, and cash or cash equivalents in any amount based on their analysis of market conditions, and in order to balance yield targets, account for market movements, provide equity participation with less volatility, and provide limited downside protection.
In addition to its investments in ELNs, the Fund can invest in other derivative instruments, including futures and options contracts. The Fund can use futures and options contracts, including equity index and ETF futures and options, to gain exposure to the broad market in connection with managing cash balances. The Fund can hold long and short positions in equity index futures and options to hedge against adverse movements in the equity markets. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.